Voya Balanced Income Portfolio Investment Strategy - Voya Balanced Income Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio intends to invest approximately 60% of its assets in debt instruments and approximately 40% of its assets in equity securities (the “Target Allocation”). The sub-adviser (the “Sub-Adviser”) may deviate from the Target Allocation within the range of +/- 15% relative to the Target Allocation to adjust portfolio exposures and risk in response to changing market conditions. The Portfolio may be rebalanced periodically to return to the Target Allocation. Debt Portion The debt portion of the Portfolio (the “Debt Portion”) is not managed relative to an index, instead the Sub-Adviser seeks to produce positive returns across varying market conditions. To seek this goal, the Portfolio has flexibility to invest across a broad range of debt instruments and derivatives without regard to a benchmark. The Debt Portion generally maintains a dollar-weighted average duration profile between 0 and 8 years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%. The Debt Portion may include debt instruments rated investment grade and below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Investment grade refers to a rating given by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Baa3 or above by Moody’s Ratings (“Moody’s”), or BBB- or above by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, determined by the Portfolio to be of comparable quality. Below investment grade refers to a rating given by one or more NRSROs (e.g., rated Ba1 or below by Moody’s, or BB+ or below by S&P or Fitch) or, if unrated, determined by the Portfolio to be of comparable quality. The Debt Portion may also invest in floating rate loans, and other floating rate debt instruments. Debt instruments may be issued by various U.S. and foreign (non-U.S.) public or private sector entities (including those located in emerging market countries). Debt instruments may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset- and mortgage-backed securities, preferred stock, bank certificates of deposit, fixed time deposits, bankers’ acceptances and money market instruments, including money market funds denominated in U.S. dollars or other currencies. Floating rate loans and other floating rate debt instruments include floating rate bonds, floating rate notes, floating rate debentures, and tranches of floating rate asset-backed securities, including structured notes, made to, or issued by, U.S. and foreign (non-U.S.) corporations or other business entities. The Portfolio may also invest in inflation-indexed bonds of varying maturities issued by the U.S. and foreign (non-U.S.) governments, their agencies and instrumentalities, and U.S. and foreign (non-U.S.) corporations. Equity Portion The equity portion of the Portfolio (the “Equity Portion”) includes securities of U.S. and foreign (non-U.S.) issuers. The Sub-Adviser seeks to maximize total return of the Equity Portion by investing in U.S. and foreign (non-U.S.) equity securities with dividend yields the Sub-Adviser believes are attractive and in companies that the Sub-Adviser believes have above-average growth prospects. The Portfolio may invest in real estate-related securities, including real estate investment trusts (“REITs”). In managing both the Debt and Equity Portions, the Portfolio may also invest up to 35% of its net assets in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The Portfolio may invest up to 25% of its assets in foreign (non-U.S.) securities, including companies located in countries with emerging securities markets, either directly or through depositary receipts. The Portfolio may also invest in derivatives, including options, futures, index futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and currency forwards, as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns, and/or to assist in managing cash. In evaluating investments for the Portfolio, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.